Derivative Instruments and Hedging Activities (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2019 USD ($) derivative_instrument	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2019 EUR (€) derivative_instrument	Dec. 31, 2017 USD ($) derivative_instrument	Dec. 31, 2017 EUR (€) derivative_instrument
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Proceeds from the termination of cross-currency swap contracts		$ 0	$ 0	$ 15,000,000
Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Accumulated other comprehensive loss to be reclassified over next twelve months		0
Cross currency interest rate contracts | Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Number of derivative instruments held | derivative_instrument	3				3	3	3
Amount of hedged item	$ 200,000,000					$ 200,000,000
Fixed interest rate of hedged item (percent)	5.75%				5.75%	5.75%	5.75%
Notional amount | €					€ 181,000,000		€ 169,000,000
Fixed percentage to be paid under the hedge						3.43%	3.43%
Number of instruments settled | derivative_instrument	3				3
Proceeds from the termination of cross-currency swap contracts	$ 15,000,000
Averaged fixed interest rate (percent)	3.73%				3.73%
Hedging instruments gain (loss)		(1,000,000)	(11,000,000)	$ 6,000,000
Cross currency interest rate contracts | Designated as Hedges | Other long-term liabilities
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Derivative liability fair value		1,000,000	14,000,000
Forward foreign currency contracts | Not Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Notional amount		$ 68,000,000	$ 77,000,000
Maturity period of spot or forward exchange rate contracts		1 month